Commitment and Contingencies (Details Narrative)	1 Months Ended
Oct. 27, 2022
Subsequent Event [Member] | Southland Holding Llc [Member]
Subsequent Event [Line Items]
Revolving credit facility, description	we increased the capacity of our revolving credit commitment from $75.0 million to $100.0 million in order to provide additional liquidity and working capital.